Income Taxes - Schedule of Components of Income Taxes Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Current:
Federal
State
Foreign
Total current income taxes expense
Deferred:
Federal	(1,428,756)	(665,382)
State	(483,736)	(225,279)
Foreign	(163,087)	(98,604)
Total deferred income taxes (benefit)	(2,075,579)	(989,265)
Change in valuation allowance	2,075,579	989,265
Total income taxes expense